CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)		Dec. 31, 2013 CNY		Dec. 31, 2012 CNY		Dec. 31, 2011 CNY		Dec. 31, 2013 Games USD ($)		Dec. 31, 2013 Games CNY		Dec. 31, 2012 Games CNY		Dec. 31, 2011 Games CNY		Dec. 31, 2013 Handset design USD ($)		Dec. 31, 2013 Handset design CNY		Dec. 31, 2012 Handset design CNY		Dec. 31, 2011 Handset design CNY
Net revenues
Total net revenues	$ 58,313	[1]	353,007	[1]	187,593	[1]	243,488	[1]	$ 52,731	[1]	319,218	[1]	172,185	[1]	204,794	[1]	$ 5,582	[1]	33,789	[1]	15,408	[1]	38,694	[1]
Cost of revenues
Total cost of revenues	(25,769)	[2]	(155,997)	[2]	(91,730)	[2]	(108,348)	[2]	(20,567)	[2]	(124,506)	[2]	(74,878)	[2]	(79,311)	[2]	(5,202)	[2]	(31,491)	[2]	(16,852)	[2]	(29,037)	[2]
Gross profit	32,544		197,010		95,863		135,140
Operating expenses:
Selling expenses	(18,328)		(110,954)		(15,838)		(7,561)
General and administrative expenses	(9,238)		(55,925)		(35,633)		(16,263)
Research and development expenses	(8,969)		(54,294)		(35,071)		(24,566)
Impairment of goodwill					(33,517)
Impairment of intangible assets	(432)		(2,613)		(10,910)
Listing expenses					(17,307)
Total operating expenses	(36,967)		(223,786)		(148,276)		(48,390)
Operating income (loss)	(4,423)		(26,776)		(52,413)		86,750
Interest income	549		3,322		1,474		927
Other income, net	4,237	[3]	25,654	[3]	451	[3]	293	[3]
Changes in fair value of contingently returnable consideration assets	4,025		24,366		27,326		39,446
Income (loss) before income taxes and non-controlling interests	4,388		26,566		(23,162)		127,416
Income tax benefit	33		197		8,689		35,927
Net income (loss)	4,421		26,763		(14,473)		163,343
Accretion of contingently redeemable ordinary shares	(524)		(3,174)		(3,023)
Net income (loss) attributable to shareholders	3,897		23,589		(17,496)		163,343
Net income (loss) attributable to non-controlling interests	83		503		(135)		11,837
Net income (loss) attributable to China Mobile Games and Entertainment Group Limited's ordinary shareholders	3,814		23,086		(17,361)		151,506
Other comprehensive (loss) income:
Foreign currency translation adjustments	90		542		7		(278)
Other comprehensive (loss) income	90		542		7		(278)
Comprehensive income (loss)	3,987		24,131		(17,489)		163,065
Comprehensive income (loss) attributable to non-controlling interests	74		451		(135)		11,908
Comprehensive income (loss) attributable to China Mobile Games and Entertainment Group Limited's ordinary shareholders	$ 3,913		23,680		(17,354)		151,157
Earnings (loss) per share for Class A and Class B ordinary shares:
Basic	$ 0.01		0.07		(0.06)		0.62
Diluted	$ 0.01		0.06		(0.06)		0.62
Weighted average number of Class A and Class B ordinary shares outstanding in computing:
Basic	319,576,830		319,576,830		302,853,059		244,594,415
Diluted	333,580,269		333,580,269		302,853,059		244,594,415

[1]	Net revenues from related parties Games 13,752 - 7,444 1,230
[2]	Cost of revenues to related parties Games - - (1,571) (296) Handset design (774) - - - Total cost of revenues to related parties (774) - (968) (160)
[3]	Other income from related parties - - 12,013 1,985